Significant mergers and acquisitions and investments	12 Months Ended
Mar. 31, 2022
Significant mergers and acquisitions and investments
Significant mergers and acquisitions and investments
4.	Significant mergers and acquisitions and investments

Mergers and acquisitions

(a)  Acquisition of Sun Art Retail Group Limited (“Sun Art”)

Sun Art, a company that is listed on the HKSE, is a leading hypermarket operator in the PRC. The Company previously held an approximately 31% effective equity interest in Sun Art and the investment in Sun Art was previously accounted for under the equity method. New Retail Strategic Opportunities Fund, L.P. (the “Offshore Retail Fund”), an investment fund for which the Company is able to exercise significant influence over its investment decisions, is also an existing shareholder in Sun Art.

In October 2020, the Company acquired additional effective equity interest in Sun Art for a cash consideration of US$3.6 billion (RMB24.1 billion). Upon the completion of the transaction, the Company’s effective equity interest in Sun Art increased to approximately 67% and Sun Art became a consolidated subsidiary of the Company.

4.	Significant mergers and acquisitions and investments (Continued)

(a)  Acquisition of Sun Art Retail Group Limited (“Sun Art”) (Continued)

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	49,672
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	11,500
Non-compete agreements	4,700
Developed technology and patents	615
User base and customer relationships	47
Goodwill (Note 17)	13,474
Deferred tax liabilities	(9,629)
Noncontrolling interests (iii)	(23,684)
46,695

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	24,136
‑ fair value of previously held equity interests	22,559
46,695

(i)	Net assets acquired primarily included property and equipment of RMB27,333 million, operating lease right-of-use assets relating to land use rights of RMB22,997 million, payables and accruals for cost of revenue of RMB14,681 million, short-term investments of RMB14,387 million, customer advances of RMB11,082 million and inventories of RMB9,341 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 11.8 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

A gain of RMB6,381 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2021. The fair value of the previously held equity interests was estimated with reference to the market price per share as of the acquisition date.

As reported in Sun Art’s 2020/2021 annual report, revenue and net income for the 15 months ended March 31, 2021 were RMB124.3 billion and RMB3.8 billion, respectively. Revenue and net income for the year ended December 2019 were RMB95.4 billion and RMB3.0 billion, respectively.

The acquisition of Sun Art demonstrates the Company’s continued commitment to Sun Art as well as to further update its digital commerce infrastructure by further integrating online and offline resources in the PRC’s retail sector. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Sun Art and the Company, the assembled workforce and their knowledge and experience in the retail sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

In December 2020, the Company acquired additional ordinary shares of Sun Art from public shareholders for a cash consideration of HK$4.9 billion (RMB4.1 billion) through a mandatory general offer as required under the Hong Kong Code on Takeovers and Mergers, which resulted in a reduction in noncontrolling interests amounting to RMB4,592 million. Upon the completion of the mandatory general offer, the Company’s effective equity interest in Sun Art further increased to approximately 74%.

4.	Significant mergers and acquisitions and investments (Continued)

(b)  Acquisition of HQG, Inc. (“Koala”)

Koala is an import e-commerce platform in the PRC. In September 2019, the Company acquired a 100% equity interest in Koala from NetEase, Inc. for an aggregate purchase price of US$1,874 million (RMB13,326 million), comprising cash and approximately 14.3 million newly issued ordinary shares (equivalent to approximately 1.8 million ADSs) of the Company valued at US$316 million (RMB2,252 million).

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	1,621
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	2,531
User base and customer relationships	1,297
Non-compete agreements	1,040
Developed technology and patents	394
Goodwill	6,781
Deferred tax liabilities	(338)
13,326

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	10,025
- share consideration	2,252
- contingent consideration (iii)	1,049
13,326

(i)	Net assets acquired primarily included inventories of RMB1,943 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 8.5 years.
(iii)	Contingent consideration primarily includes cash consideration that is contingently payable upon the satisfaction of certain non-compete provisions by the selling equity holders, and will not exceed RMB846 million.

The Company expected that the acquisition will further elevate the Company’s import service and experience for consumers in the PRC through synergies across the Company’s ecosystem. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Koala and the Company, the assembled workforce and their knowledge and experience in the import e-commerce sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

4.	Significant mergers and acquisitions and investments (Continued)

(c)   Other acquisitions

Other acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Net assets (liabilities)	846	(106)	852
Identifiable intangible assets	364	3,888	1,000
Deferred tax liabilities	(53)	(195)	(170)
	1,157	3,587	1,682
Noncontrolling interests and mezzanine equity	(998)	(3,310)	(1,884)
Net identifiable assets (liabilities)	159	277	(202)
Goodwill	7,840	4,105	3,283
Total purchase consideration	7,999	4,382	3,081
Fair value of previously held equity interests	(2,215)	(2,434)	(31)
Purchase consideration settled	(5,146)	(1,794)	(2,671)
Deferred consideration as of year end	638	154	379

Total purchase consideration is comprised of:
- cash consideration	5,784	875	3,050
- non-cash consideration	—	1,073	—
- fair value of previously held equity interests	2,215	2,434	31
	7,999	4,382	3,081

In relation to the revaluation of previously held equity interests, the Company recognized a gain of RMB1,538 million, a gain of RMB2,378 million and a loss of RMB2 million in the consolidated income statements for the years ended March 31, 2020, 2021 and 2022, respectively, for the other acquisitions that constitute business combinations.

Pro forma results of operations for these acquisitions have not been presented because the effects of these acquisitions, except for Sun Art (Note 4(a)), are not material to the consolidated income statements for the year ended March 31, 2020, 2021 and 2022, either individually or in aggregate.

Equity investments and others

(d)  Investment in Bilibili, Inc. (“Bilibili”)

Bilibili, a company that is listed on both the Nasdaq Global Select Market and the HKSE, is a PRC-based video streaming platform. The Company previously held approximately 8% equity interest in Bilibili. In March 2021, the Company acquired newly issued shares of Bilibili for a cash consideration of HK$5,818 million (RMB4,885 million). Upon the completion of the transaction, the Company’s equity interest in Bilibili remained at approximately 8%. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements both before and after the additional investment in March 2021.

4.	Significant mergers and acquisitions and investments (Continued)

(e)   Investment in STO Express Co., Ltd. (“STO Express”)

STO Express, a company that is listed on the Shenzhen Stock Exchange, is one of the leading express delivery services companies in the PRC. In July 2019, the Company acquired an approximately 14.7% effective equity interest in STO Express through an investment vehicle for a cash consideration of RMB4.7 billion. The investment was accounted for under the fair value option and recorded under equity securities and other investments. In addition, under a call option agreement the Company entered into with the same major shareholder of STO Express, the Company may elect to acquire an additional effective equity interest of approximately 31.3% in STO Express for a total consideration of RMB10.0 billion. The call option agreement is measured at fair value with unrealized gains and losses recorded in the consolidated income statements. Losses recorded in interest and investment income, net relating to this call option agreement amounted to RMB1,766 million, RMB1,413 million and RMB36 million for the years ended March 31, 2020, 2021 and 2022, respectively.

In February 2021, the Company acquired additional effective equity interest in STO Express for a cash consideration of RMB3.3 billion by effectively exercising a portion of the above call options. Upon the completion of the transaction, the Company’s effective equity interest in STO Express increased to 25% and the investment in STO Express is accounted for under the equity method (Note 14). Out of the total consideration, which primarily included the cash consideration and the carrying amount of the effective equity interest in STO Express previously held by the Company, RMB1,731 million was allocated to amortizable intangible assets, RMB2,433 million was allocated to goodwill, RMB477 million was allocated to deferred tax liabilities and RMB2,002 million was allocated to net assets acquired.

The Company may elect to exercise the remaining call options to acquire an additional effective equity interest of 21% in STO Express for a total consideration of RMB6.7 billion at any time on or before December 27, 2022.

(f)   Investment in Mango Excellent Media Co., Ltd. (“Mango Excellent Media”)

Mango Excellent Media, a company that is listed on the Shenzhen Stock Exchange, is an audiovisual interaction-focused new media service platform in the PRC. In December 2020, the Company acquired an approximately 5% equity interest in Mango Excellent Media for a cash consideration of RMB6.2 billion. The investment was carried at fair value with unrealized gains and losses recorded in the consolidated income statements. The investment was fully disposed in October 2021.

(g)  Investment in China Broadcasting Network Joint Stock Corporation Limited (“China Broadcasting Network”)

China Broadcasting Network is a telecommunications company in the PRC. In October and December 2020, the Company invested a total of RMB10.0 billion for an approximately 7% equity interest in China Broadcasting Network. The investment is accounted for using the measurement alternative.

4.	Significant mergers and acquisitions and investments (Continued)

(h)   Investment in YTO Express Group Co., Ltd. (“YTO Express”)

YTO Express, a company that is listed on the Shanghai Stock Exchange, is one of the leading express delivery services companies in the PRC. The Company previously held an approximately 11% equity interest in YTO Express and carried the investment at fair value with unrealized gains and losses recorded in the consolidated income statements. Yunfeng, which is comprised of certain investment funds the general partner of which Jack Ma has equity interests in, is also an existing shareholder of YTO Express.

In September 2020, the Company acquired additional equity interest in YTO Express for a cash consideration of RMB6.6 billion. Upon the completion of the transaction, the Company’s equity interest in YTO Express increased to approximately 23% and the investment in YTO Express is accounted for under the equity method (Note 14). Out of the total consideration, which included the cash consideration and the carrying amount of the previously held equity interest in YTO Express, RMB4,442 million was allocated to amortizable intangible assets, RMB4,270 million was allocated to goodwill, RMB1,171 million was allocated to deferred tax liabilities and RMB3,891 million was allocated to net assets acquired.

(i)   Investment in Meinian Onehealth Healthcare Holdings Co., Ltd. (“Meinian”)

Meinian, a company that is listed on the Shenzhen Stock Exchange, offers health examination, health evaluation, health consulting, and other services. In November to December 2019, the Company, together with Ant Group, acquired new and existing shares of Meinian, representing an approximately 14% equity interest in Meinian for a total cash consideration of RMB6,700 million. Yunfeng is also an investor in this transaction.

The investment in Meinian is accounted for under the equity method because the Company is able to exercise significant influence over operating and financial policies of Meinian. Out of the total cash consideration, RMB2,573 million was allocated to amortizable intangible assets, RMB4,579 million was allocated to goodwill, RMB643 million was allocated to deferred tax liabilities and RMB191 million was allocated to net assets acquired.

In November 2020, the Company disposed of certain portion of its equity interest in Meinian. Upon the completion of the transaction, the Company’s equity interest in Meinian decreased to approximately 13%.

(j)   Investment in AliExpress Russia Holding Pte. Ltd. (“AliExpress Russia Joint Venture”)

AliExpress Russia Joint Venture is a joint venture set up by the Company, VK Company Limited (“VK”, formerly known as Mail.ru Group Limited), a leading Internet company in Russia, Public Joint Stock Company MegaFon (“MegaFon”, a Russian mobile telecommunications operator) and Joint Stock Company “Managing Company of Russian Direct Investment Fund” (“RDIF”, a Russian sovereign wealth fund). In October 2019, the Company invested approximately US$100 million into the joint venture and contributed the Company’s AliExpress Russia businesses into the joint venture. The other shareholders of the joint venture also made cash and non-cash contributions to the joint venture pursuant to the transaction documents. After the completion of the transaction, the Company held an approximately 56% equity interest and less-than-majority voting rights in the joint venture. As part of the transaction, the Company has also acquired a minority stake in VK.

The contribution of the Company’s AliExpress Russia businesses into the joint venture resulted in the deconsolidation of these businesses, and a one-time gain of RMB10.3 billion was recognized in interest and investment income, net in the consolidated income statement for the year ended March 31, 2020.

4.	Significant mergers and acquisitions and investments (Continued)

(j)   Investment in AliExpress Russia Holding Pte. Ltd. (“AliExpress Russia Joint Venture”) (Continued)

The investment in the AliExpress Russia Joint Venture is accounted for under the equity method (Note 14). Out of the total consideration, RMB2,325 million was allocated to amortizable intangible assets, RMB4,290 million was allocated to goodwill, RMB116 million was allocated to deferred tax liabilities and RMB1,630 million was allocated to net assets acquired.

In connection with the transaction, the Company also entered into an option agreement with another shareholder of the joint venture, allowing the transfer of equity interest in the joint venture between the Company and this shareholder in the future. In December 2020, this shareholder exercised a call option under this agreement to acquire additional equity interest in the AliExpress Russia Joint Venture from the Company for a cash consideration of US$194 million (RMB1,269 million). Upon the completion of this transaction, the Company’s equity interest in the AliExpress Russia Joint Venture decreased to approximately 48%.

In August 2021, the Company acquired newly issued shares of the AliExpress Russia Joint Venture for a cash consideration of US$192 million (RMB1,244 million). Other investors also acquired equity interest in the AliExpress Russia Joint Venture in connection with this transaction. Upon the completion of this transaction, the Company’s equity interest in AliExpress Russia Joint Venture remained at approximately 48%.

(k)   Investment in Ant Group Co., Ltd. (“Ant Group”)

Ant Group provides comprehensive digital payment services and facilitates digital financial and value-added services for consumers and merchants, in China and across the world. In August 2014, the Company entered into a share and asset purchase agreement (the “SAPA”), and entered into or amended certain ancillary agreements including an amendment and restatement of the intellectual property license agreement (the “2014 IPLA”) with Alipay.com Co., Ltd. (“Alipay”), a subsidiary of Ant Group. Pursuant to these agreements, the Company restructured its relationships with Ant Group and Alipay.

In February 2018, the Company amended both the SAPA and the Alipay commercial agreement, and agreed with Ant Group and certain other parties on forms of certain ancillary agreements. In September 2019, the Company further amended the SAPA and entered into a cross license agreement and certain ancillary agreements and amendments, including the previously agreed form of amendment and restatement of the 2014 IPLA (“the Amended IPLA”). In August 2020, the Company further amended the SAPA, the Alipay commercial agreement and certain other agreements. In July 2022, the Company and Ant Group further amended the SAPA and the Alipay commercial agreement.

SAPA

Issuance of equity interest

In September 2019, following the satisfaction of the closing conditions, the Company received the 33% equity interest in Ant Group pursuant to the SAPA, as amended in 2018 and 2019.

Under the SAPA, as amended in 2018 and 2019, the consideration to acquire the newly issued 33% equity interest in Ant Group was fully funded by concurrent payments from Ant Group to the Company in consideration for certain intellectual property rights and assets that the Company transferred to Ant Group upon the issuance of the equity interest. Such consideration was determined based on the fair values of the underlying assets exchanged in the transaction as described above at contract inception in 2014, whereby the fair value of the intellectual property rights and assets approximated the fair value of the equity interest at the time.

4.	Significant mergers and acquisitions and investments (Continued)

(k)   Investment in Ant Group Co., Ltd. (“Ant Group”) (Continued)

The Company accounts for its equity interest in Ant Group under the equity method. Upon the receipt of the equity interest in September 2019, this investment was initially measured at cost, with an upward adjustment determined based on the fair value of the Company’s share of Ant Group’s net assets as of the completion date of the transaction.

Upon the completion, the Company recorded the 33% equity interest in Ant Group with a carrying value amounting to RMB90.7 billion in investments in equity method investees, other cost reimbursement of RMB0.6 billion from Ant Group to the Company pursuant to the SAPA, as amended in 2018 and 2019, and the deferred tax effect of RMB19.7 billion, with a corresponding gain of RMB71.6 billion recorded in interest and investment income, net in the year ended March 31, 2020. The difference between the carrying value of the 33% equity interest in Ant Group and the Company’s share of the carrying value of Ant Group’s net assets upon completion is a basis difference, which mainly represents the fair value adjustments of amortizable intangible assets with a weighted average amortization period of 9.5 years and equity investments. These adjustments amounted to RMB24.5 billion and RMB5.3 billion, respectively, both of which were net of their corresponding tax effects.

The application of accounting principles related to the measurement of the 33% equity interest in Ant Group and the recognition of the upward adjustment require significant management judgment, which included (i) determination of the contract inception date of the SAPA for the initial measurement of the 33% equity interest in Ant Group and (ii) determination of the accounting treatment for the difference between the Company’s share of the fair value of Ant Group’s net assets acquired and the cost of investment when the former is greater than the latter.

In relation to the determination of the contract inception date of the SAPA, management considered the relevant U.S. GAAP guidance and focused on the legal enforceability of the agreement, and determined that the contract inception date was in 2014.

In relation to the determination of the accounting treatment for the difference between the Company’s share of the fair value of Ant Group’s net assets acquired and the cost of investment when the former is greater than the latter, in the absence of specific guidance and with the diversity in practice, management assessed various views derived from the interpretations of relevant U.S. GAAP and made reference to the relevant guidance of other international accounting framework and recognized the difference under interest and investment income, net with a corresponding increase to the initial carrying value of the investment in Ant Group.

Subsequent to the receipt of the equity interest in Ant Group, the proportionate share of results of Ant Group, adjusted for the effects of the basis difference as described above, is recorded in share of results of equity method investees in the consolidated income statements on a one quarter in arrears basis.

4.	Significant mergers and acquisitions and investments (Continued)

(k)   Investment in Ant Group Co., Ltd. (“Ant Group”) (Continued)

Pre-emptive rights

Following the receipt of equity interest in Ant Group, the Company has pre-emptive rights to participate in other issuances of equity securities by Ant Group and certain of its affiliates prior to the time of Ant Group meeting certain minimum criteria for a qualified IPO set forth in the SAPA (as amended) (a “Qualified IPO”). These pre-emptive rights entitle the Company to maintain the equity ownership percentage the Company holds in Ant Group immediately prior to any such issuances. In connection with the exercise of the pre-emptive rights, the Company is also entitled to receive certain payments from Ant Group, effectively funding the subscription for these additional equity interest, up to a value of US$1.5 billion, subject to certain adjustments. In addition, under the SAPA (as amended), in certain circumstances the Company is permitted to exercise pre-emptive rights through an alternative arrangement which will further protect the Company from dilution. The value of the pre-emptive rights was considered to be insignificant upon the receipt of equity interest in Ant Group.

Corporate governance provisions

Under the SAPA (as amended), in addition to jointly recommending an independent director together with Ant Group (who will be subject to vetting requirements as set forth in the SAPA (as amended)), the Company has the right to nominate two officers or employees of the Company for election to the board of Ant Group. In each case, these director nomination rights will continue unless the Company ceases to own a certain amount of its post-issuance equity interest in Ant Group or upon the completion of a Qualified IPO of Ant Group, whichever is earlier. In September 2019, the Company nominated two officers of the Company who have then been elected to the board of Ant Group pursuant to these director nomination rights under the SAPA (as amended).

2014 IPLA and Amended IPLA

2014 IPLA

Under the 2014 IPLA, the Company received, in addition to a software technology service fee, royalty streams related to Alipay and other current and future businesses of Ant Group (collectively, the “Profit Share Payments”). The Profit Share Payments were paid at least annually and equaled the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Group, subject to certain adjustments. The expense reimbursement represented the reimbursement for the costs and expenses incurred by the Company in the provision of software technology services. The Company accounted for the Profit Share Payments in the periods when the services were provided, where the payments were expected to approximate the estimated fair values of the services provided. Upon the receipt of the equity interest in September 2019, the Company terminated the 2014 IPLA, and the Profit Share Payments arrangement was terminated.

Income in connection with the Profit Share Payments, net of costs incurred by the Company, of RMB3,835 million, was recorded in other income, net in the consolidated income statements for the year ended March 31, 2020 (Note 22).

4.	Significant mergers and acquisitions and investments (Continued)

(k)   Investment in Ant Group Co., Ltd. (“Ant Group”) (Continued)

Amended IPLA

Pursuant to the SAPA, as amended in 2018 and 2019, the Company, Ant Group and Alipay entered into the Amended IPLA upon the receipt of the 33% equity interest in Ant Group in September 2019, at which time the Company also transferred certain intellectual property and assets to Ant Group.

The Amended IPLA will terminate upon the earliest of:

●	the full payment of all pre-emptive rights funded payments under the SAPA (as amended);
●	the closing of a Qualified IPO of Ant Group or Alipay; and
●	the transfer to Ant Group of any remaining intellectual property the Company owns that is exclusively related to the business of Ant Group.

(l)  Investment in Red Star Macalline Group Corporation Limited (“Red Star”)

Red Star, a company that is listed on both the HKSE and Shanghai Stock Exchange, is a leading home improvement and furnishings shopping mall operator in the PRC. In May 2019, the Company completed the subscription of exchangeable bonds issued by the controlling shareholder of Red Star for a cash consideration of RMB4,359 million. The exchangeable bonds have a term of five years and are exchangeable into ordinary shares of Red Star at an initial price of RMB12.28 per share, subject to adjustments if there are corporate events such as distribution of stock dividends, new shares issuance and rights issue. The exchangeable bonds are accounted for under the fair value option and recorded under equity securities and other investments. In addition, the Company acquired an approximately 2% equity interest in Red Star for a total consideration of HK$447 million (RMB390 million). The equity interest in Red Star is carried at fair value with unrealized gains and losses recorded in the consolidated income statements.The Offshore Retail Fund is also an investor in this transaction.

In September 2021, the Company disposed of certain portion of the exchangeable bonds issued by the controlling shareholder of Red Star. In October 2021, the Company acquired additional equity interest in Red Star for a cash consideration of RMB350 million. Upon the completion of the transaction, the Company’s equity interest in Red Star increased to approximately 3%.